Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000087861
Shareholder Report [Line Items]
Fund Name	Global X Silver Miners ETF
Class Name	Global X Silver Miners ETF
Trading Symbol	SIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Silver Miners ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/sil/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sil/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Silver Miners ETF	$90	0.65%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Total Return Index (“Secondary Index”).

The Secondary Index is designed to reflect the performance of the silver mining industry. It is comprised of selected companies globally that are actively engaged in some aspect of the silver mining industry, such as silver mining, refining, or exploration, as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ending October 31, 2025 (the “reporting period”), the Fund increased 75.97%, while the Secondary Index increased 77.61%. The Fund had a net asset value of $38.68 per share at the start of the reporting period on October 31, 2024 and ended the reporting period with a net asset value of $66.36 per share on October 31, 2025.

The Fund delivered positive returns during the reporting period, supported by a favorable backdrop for silver producers. Silver rallied alongside record-breaking gold prices and rising safe-haven flows, with prices nearing fresh peaks that boosted miners’ revenues and valuations. The U.S. Federal Reserve’s 0.25-percentage-point rate cut in September eased real-yield headwinds and supported a softer dollar—historically constructive for precious metals. On fundamentals, record industrial demand alongside a meaningful market deficit underscored tight physical conditions that reinforced pricing support for producers. Policy developments in Mexico, the world’s leading silver producer, further tightened supply expectations as the government reaffirmed that no new mining concessions will be granted, a stance that may constrain project pipelines and favor established operators. At the same time, global solar deployment set another record in 2025, with investor optimism for growth in the coming year, underscoring durable demand for silver-bearing PV technologies and improving miners’ cash-flow visibility.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Silver Miners ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global Silver Miners Total Return Index (USD) (NR)Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$19,577	$10,205	$19,709
Oct/17	$15,931	$12,573	$16,127
Oct/18	$11,566	$12,508	$11,818
Oct/19	$15,393	$14,082	$15,822
Oct/20	$21,765	$14,771	$22,408
Oct/21	$20,366	$20,277	$21,162
Oct/22	$13,274	$16,230	$13,525
Oct/23	$12,860	$17,935	$13,172
Oct/24	$20,768	$23,816	$21,407
Oct/25	$36,546	$29,208	$38,021

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Silver Miners ETF	75.97%	10.92%	13.84%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Solactive Global Silver Miners Total Return Index (USD) (NR)Footnote Reference†	77.61%	11.15%	14.29%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,494,534,056
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 12,265,756
InvestmentCompanyPortfolioTurnover	27.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,494,534,056	47	$12,265,756	27.57%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	0.5%
Australia	1.0%
Morocco	1.2%
China	1.4%
Peru	4.2%
South Korea	4.4%
Mexico	9.9%
United States	14.5%
Brazil	23.0%
Canada	40.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Wheaton Precious Metals	23.0%
Pan American Silver	11.1%
Coeur Mining	9.4%
Industrias Penoles	5.1%
Fresnillo	4.9%
Hecla Mining	4.9%
First Majestic Silver	4.8%
OR Royalties	4.5%
SSR Mining	4.5%
Korea Zinc	4.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sil/
C000087858
Shareholder Report [Line Items]
Fund Name	Global X Copper Miners ETF
Class Name	Global X Copper Miners ETF
Trading Symbol	COPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Copper Miners ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/copx/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/copx/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Copper Miners ETF	$79	0.65%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Copper Miners Total Return Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to reflect the performance of the copper mining industry and is comprised of copper companies, companies engaged in copper mining, exploration, or a closely related activity, as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 43.39%, while the Secondary Index increased 44.33%. The Fund had a net asset value of $43.79 per share on October 31, 2024 and ended the reporting period with a net asset value of $61.59 per share on October 31, 2025.

The Fund delivered positive performance over the reporting period, supported by a stronger copper backdrop. Supply shocks tightened the market: Indonesia's Grasberg operation halt and Panama's mine shutdown reduced expected output and buoyed miners' earnings expectations. U.S. tariffs on copper notably excluded key copper input materials, easing fears of supply chain disruption; as a result, the COMEX premium to LME prices swiftly narrowed back to 0%, while the exemption helped alleviate earlier concerns about potential weakness in U.S. demand. On the demand side, China signaled more macro support with fresh policy-based financing, which typically benefits copper-intensive sectors. Despite Chinese smelting expansion pushing refined output toward record levels, net market expectations shifted toward a deficit after the Indonesian disruption, reinforcing investor appetite for mining stocks. Overall, this mix of supply constraints and policy-driven demand support underpinned the Fund's gains.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Copper Miners ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global Copper Miners Total Return Index (USD) (NR)Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$11,895	$10,205	$12,021
Oct/17	$17,411	$12,573	$17,767
Oct/18	$13,382	$12,508	$13,738
Oct/19	$12,511	$14,082	$12,882
Oct/20	$15,445	$14,771	$16,023
Oct/21	$27,307	$20,277	$28,501
Oct/22	$21,743	$16,230	$22,769
Oct/23	$25,454	$17,935	$26,792
Oct/24	$34,419	$23,816	$36,481
Oct/25	$49,352	$29,208	$52,653

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Copper Miners ETF	43.39%	26.16%	17.31%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Solactive Global Copper Miners Total Return Index (USD) (NR)Footnote Reference†	44.33%	26.86%	18.07%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,368,548,034
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 15,669,293
InvestmentCompanyPortfolioTurnover	21.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,368,548,034	48	$15,669,293	21.67%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	0.6%
Other Countries	3.2%
Germany	2.9%
Zambia	4.4%
Congo, the Democratic Republic of	4.5%
Poland	4.8%
Sweden	4.9%
Mexico	5.0%
United States	5.8%
Japan	6.4%
Chile	9.8%
Australia	13.9%
China	16.0%
Canada	18.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Southern Copper	5.0%
Lundin Mining	5.0%
Boliden	4.9%
Glencore PLC	4.8%
Antofagasta PLC	4.8%
KGHM Polska Miedz	4.8%
Freeport-McMoRan	4.7%
BHP Group	4.7%
Teck Resources, Cl B	4.7%
Zijin Mining Group, Cl H	4.7%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/copx/
C000093019
Shareholder Report [Line Items]
Fund Name	Global X Gold Explorers ETF
Class Name	Global X Gold Explorers ETF
Trading Symbol	GOEX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Gold Explorers ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/goex/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/goex/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Gold Explorers ETF	$96	0.65%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Gold Explorers & Developers Total Return Index (“Secondary Index”).

The Secondary Index tracks price movements in the shares of companies which are active in the gold mining industry as an explorer or developer, as defined by Solactive AG, the provider of the Secondary Index (“Index Provider”). The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to the gold exploration industry. Companies economically tied to the gold exploration industry include those engaged in the exploration of gold mining projects.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 95.24%, while the Secondary Index increased 97.66%. The Fund had a net asset value of $34.82 per share on October 31, 2024 and ended the reporting period with a net asset value of $66.35 per share on October 31, 2025.

The Fund posted a positive performance over the reporting period, with gains supported by a powerful upswing in bullion prices, which benefitted exploration‑focused equities. Gold set fresh records around late September into early October as investors priced in U.S. rate‑cut expectations, a softer dollar, and safe‑haven demand around geopolitical risk and the U.S. government shutdown, which improved sentiment toward gold‑exposed companies. Underpinning this backdrop, central banks added 1,045.00 metric tons in 2024 and continued net purchases in early 2025, reinforcing structural support for gold to the benefit of producers and developers across key mining hubs. Higher bullion levels helped lure capital back to gold‑mining equity funds after prior outflows, as investors anticipated wider margins and strengthening balance sheets—tailwinds that tend to amplify moves in earlier‑stage companies. Investor expectations for a September Federal Reserve cut and intermittent dollar softness further supported the Fund’s positive returns during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Gold Explorers ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global Gold Explorers & Developers Total Return Index (USD) (NR)Footnote Reference†Footnote Reference‡
Oct/15	$10,000	$10,000	$10,000
Oct/16	$19,585	$10,205	$19,726
Oct/17	$16,920	$12,573	$17,131
Oct/18	$14,578	$12,508	$14,863
Oct/19	$20,031	$14,082	$20,530
Oct/20	$26,847	$14,771	$27,665
Oct/21	$24,870	$20,277	$25,783
Oct/22	$17,175	$16,230	$17,868
Oct/23	$19,105	$17,935	$20,003
Oct/24	$29,638	$23,816	$31,271
Oct/25	$57,866	$29,208	$61,808

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Gold Explorers ETF	95.24%	16.60%	19.19%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Solactive Global Gold Explorers & Developers Total Return Index (USD) (NR)Footnote Reference†Footnote Reference‡	97.66%	17.44%	19.98%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 109,616,524
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 398,233
InvestmentCompanyPortfolioTurnover	27.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$109,616,524	59	$398,233	27.01%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	1.8%
Peru	0.3%
China	0.8%
Colombia	1.0%
South Africa	2.1%
Turkey	3.7%
Indonesia	5.5%
United States	10.5%
Australia	28.3%
Canada	47.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Hecla Mining	5.1%
Equinox Gold	4.0%
Alamos Gold, Cl A	4.0%
New Gold	3.9%
Lundin Gold	3.9%
Eldorado Gold	3.7%
OceanaGold	3.6%
Coeur Mining	3.6%
Bumi Resources Minerals	3.6%
DPM Metals	3.3%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/goex/
C000090393
Shareholder Report [Line Items]
Fund Name	Global X Uranium ETF
Class Name	Global X Uranium ETF
Trading Symbol	URA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Uranium ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ura. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ura
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Uranium ETF	$98	0.69%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium & Nuclear Components Total Return Index ("Secondary Index").

The Secondary Index tracks the price movements in shares of companies with business operations or exposure in the uranium industry, as determined by Solactive AG, the Secondary Index provider. This includes companies engaged in uranium mining, exploration, uranium investments, and technologies related to the nuclear industry.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 84.83%, while the Secondary Index increased 85.94%. The Fund had a net asset value of $30.72 per share on October 31, 2024 and ended the reporting period with a net asset value of $55.25 per share on October 31, 2025.

The Fund delivered positive returns during the reporting period, supported by growing policy momentum favoring nuclear technology. Executive orders issued in May 2025 set out to accelerate nuclear power adoption by easing regulatory burdens and expanding nuclear capacity targets through 2050. Additional initiatives focused on strengthening domestic nuclear fuel production, funding research into spent fuel reprocessing, advancing next-generation reactor designs, and deploying new nuclear technologies on military installations. Globally, similar policy developments reinforced the trend, with Europe and other regions advancing pro-nuclear measures to enhance energy independence and meet climate goals. Supply risk came into focus after a temporary production suspension at the Inkai joint venture in Kazakhstan and, later, reduced output guidance at Cameco's McArthur River/Key Lake mine, both of which underscored the value of dependable Tier‑one assets. Further near‑term supply noise stemmed from weather‑related disruptions and a slower‑than‑planned ramp‑up at a key Namibian mine restart, tempering expectations for new supply reaching the market quickly. On the demand side, notable institutional interest emerged during the period, with several major funds and financial entities increasing their physical uranium holdings, further tightening market fundamentals.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Uranium ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global Uranium & Nuclear Components Total Return Index (USD) (NR)Footnote Reference†Footnote Reference‡
Oct/15	$10,000	$10,000	$10,000
Oct/16	$8,247	$10,205	$8,358
Oct/17	$8,721	$12,573	$8,733
Oct/18	$9,051	$12,508	$9,329
Oct/19	$8,289	$14,082	$8,611
Oct/20	$8,432	$14,771	$8,728
Oct/21	$21,141	$20,277	$22,138
Oct/22	$16,890	$16,230	$17,796
Oct/23	$22,103	$17,935	$23,400
Oct/24	$27,215	$23,816	$28,999
Oct/25	$50,300	$29,208	$53,921

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Uranium ETF	84.83%	42.93%	17.53%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Solactive Global Uranium & Nuclear Components Total Return Index (USD) (NR)Footnote Reference†Footnote Reference‡	85.94%	43.93%	18.35%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 5,969,261,777
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 25,441,576
InvestmentCompanyPortfolioTurnover	14.51%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,969,261,777	56	$25,441,576	14.51%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	9.5%
China	1.2%
United Kingdom	1.5%
South Africa	1.8%
Kazakhstan	3.5%
Japan	3.6%
Exchange-Traded Fund	5.2%
South Korea	7.6%
Australia	7.6%
Canada	32.0%
United States	36.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cameco	21.4%
Oklo, Cl A	14.2%
Uranium Energy	6.1%
Centrus Energy, Cl A	5.2%
Sprott Physical Uranium Trust	5.2%
NuScale Power	4.9%
NexGen Energy	4.6%
Energy FuelsFootnote Reference**	3.9%
NAC Kazatomprom JSC GDR	3.5%
Denison Mines	2.6%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ura